SUMMARY OF ACTIVITY OF DERIVATIVES AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Warrant liability balance at beginning of year	$ 355,000	$ 3,923,000
Change in fair value	(331,000)	(3,568,000)
Balance at end of year	$ 24,000	$ 355,000